GOVERNMENT SUBSIDY INCOME (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Government Subsidy In Cash	$ 0	$ 0	$ 0	$ 491,016	$ 477,036	$ 276,442